Intangible Assets, Net - Schedule of Future Amortization Expense (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2025	¥ 14,485
2026	14,485
2027	10,595
2028	7,915
2029	7,793
Thereafter	31,388
Net book value	¥ 86,661	¥ 17,086